Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2019	$ 24
2019	34
2020	37
2021	37
2022	40
2023	45
Thereafter	265
Total	458
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2019	13
2019	23
2020	25
2021	24
2022	25
2023	26
Thereafter	145
Total	268
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2019	9
2019	9
2020	10
2021	11
2022	13
2023	17
Thereafter	111
Total	171
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2019	2
2019	2
2020	2
2021	2
2022	2
2023	2
Thereafter	9
Total	$ 19